Related party transactions (Tables)	12 Months Ended
Mar. 31, 2016
Related Party Transactions [Abstract]
Related party group
Year ended	Mr. Anthony	Mr. Kim Wah	Mr. Woo-Ping	Mr. Andrew
March 31,	So	Chung	Fok	So
	Director, Chief Executive Officer	Director	Director	Director and Chief Operating Officer
$ in thousands		$ in thousands	$ in thousands	$ in thousands

2014	$857 (i), (iii)	$161 (iii)	Nil	$128
2015	$857 (i), (iii)	$160 (iii)	Nil	$124
2016	$857 (i), (iii)	$170 (iii)	Nil	$249

	Mr. Henry	Mr. Albert
	Schlueter	So
	Director and Assistant Secretary	Director, Chief Financial Officer and Secretary
	$ in thousands	$ in thousands

2014	$84 (ii)	$125
2015	$55 (ii)	$109
2016	$60 (ii)	$181

(i)	Apart from the emoluments paid by the Company as shown above, one of the properties of the Company in Hong Kong is also provided to Mr. Anthony So for his accommodation.

(ii)	The amounts for the years ended March 31, 2014, 2015 and 2016 represented professional fees paid to Schlueter & Associates, P.C., the Company’s SEC counsel, in which Mr. Henry Schlueter is one of the principals.

(iii)	The amount for the year ended March 31, 2014, included unpaid vacation payments of $10,000, for Mr. Kim Wah Chung. The amount for the year ended March 31, 2014 included vacation payment of $57,000 for Mr. Anthony So. The amount for the year ended March 31, 2015, included unpaid vacation payments of $57,000 and $9,000 for Mr. Anthony So and Mr. Kim Wah Chung, respectively. The amount for the year ended March 31, 2016, included unpaid vacation payments of $57,000, $10,000, and $12,000 for Mr. Anthony So, Mr. Kim Wah Chung, and Mr. Albert So, respectively.